Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares shares in Thousands, $ / shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	208,613	202,941
Common stock, shares outstanding	208,121	202,499
Treasury stock common shares	492	442